Note 19 - Share-based Compensation and Warrant Reserve - Schedule of Share-based Compensation Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Exploration and evaluation costs	$ 143	$ 138
Fees, salaries and other employee benefits	569	721
Total share-based compensation expense	$ 712	$ 859